Mar. 10, 2025

Supplement dated March 10, 2025, to the Fund’s Statutory Prospectus (the “Prospectus”)
and Statement of Additional Information (the “SAI”), each dated April 29, 2024, as supplemented and amended to date

This supplement amends certain information in the Fund’s Prospectus and SAI. Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or SAI, as applicable.

New Expense Limitation Arrangements

On February 12, 2025, the Fund entered into a new expense limitation agreement with the Adviser, effective March 10, 2025, whereby the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expense to the extent necessary to maintain Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding distribution and service (Rule 12b-1) fees, brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.50% for each class of shares. Accordingly, the changes below are hereby made to the Fund’s Prospectus and SAI to reflect the new expense limitation arrangements.

GABELLI INTERNATIONAL GROWTH FUND, INC

On page 2 of the Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Fees and Expenses of the Fund,” the fee and expense table and corresponding footnotes are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - GABELLI INTERNATIONAL GROWTH FUND, INC - USD ($)	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - GABELLI INTERNATIONAL GROWTH FUND, INC		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses	[1]	1.21%	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	[2]	2.46%	2.46%	3.21%	2.21%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.71%)	(1.71%)	(1.71%)	(1.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.75%	0.75%	1.50%	0.50%
[1]	“Other Expenses” are based on the amounts for the fiscal year ended December 31, 2024.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding distribution and service (Rule 12b-1) fees, brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.50% for each class of shares. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.50% for each class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Fund (the “Board”) before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

On page 3 of the Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Expense Example,” the disclosure is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the expense limitation agreement until April 30, 2026, with respect to each class of shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GABELLI INTERNATIONAL GROWTH FUND, INC - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA Shares	77	603	1,156	2,666
Class A Shares	647	1,143	1,664	3,088
Class C Shares	253	829	1,530	3,395
Class I Shares	51	526	1,028	2,410

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - GABELLI INTERNATIONAL GROWTH FUND, INC - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class AAA Shares	77	603	1,156	2,666
Class A Shares	647	1,143	1,664	3,088
Class C Shares	153	829	1,530	3,395
Class I Shares	51	526	1,028	2,410